Consolidated Statements of Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Comprehensive Income [Member] USD ($)	Comprehensive Income [Member] JPY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)	Total USD ($)	Total JPY (¥)
BALANCE at Mar. 31, 2009				¥ (18,549,142)		¥ (320,711)		¥ 16,833,847		¥ (406,547)		¥ 27,611,737		¥ 73,735		¥ 25,242,919
BALANCE (in Shares) at Mar. 31, 2009								206,478
Subsidiary stock issuance												(168,137)		318,137		150,000
Comprehensive income:
Net income		1,886,392		2,234,138										(347,746)		1,886,392
Other comprehensive income (loss), net of tax		489,480				489,480										489,480
Total comprehensive income		2,375,872														2,375,872
Dividends paid				(405,088)												(405,088)
BALANCE at Mar. 31, 2010				(16,720,092)		168,769		16,833,847		(406,547)		27,443,600		44,126		27,363,703
BALANCE (in Shares) at Mar. 31, 2010								206,478
Subsidiary stock issuance												(147,346)		147,346
Comprehensive income:
Net income		3,000,959		3,203,368										(202,409)		3,000,959
Other comprehensive income (loss), net of tax		(253,903)				(253,903)										(253,903)
Total comprehensive income		2,747,056														2,747,056
Dividends paid				(506,535)												(506,535)
Disposal of treasury stock										14,468		22,658				37,126
BALANCE at Mar. 31, 2011			(170,165)	(14,023,259)	(1,033)	(85,134)	204,269	16,833,847	(4,758)	(392,079)	331,500	27,318,912	(132)	(10,937)	359,681	29,641,350
BALANCE (in Shares) at Mar. 31, 2011							206,478
Purchase of noncontrolling interests in consolidated subsidiaries (Note 14)											(235)	(19,395)	235	19,390	0	(5)
Subsidiary stock issuance											(801)	(66,042)	801	66,042
Stock-based compensation											325	26,843			325	26,843
Comprehensive income:
Net income	43,375	3,574,510	44,181	3,640,963									(806)	(66,453)	43,375	3,574,510
Other comprehensive income (loss), net of tax	748	61,601			748	61,601									748	61,601
Total comprehensive income	44,123	3,636,111													44,123	3,636,111
Dividends paid			(7,378)	(608,052)											(7,378)	(608,052)
BALANCE at Mar. 31, 2012			$ (133,362)	¥ (10,990,348)	$ (285)	¥ (23,533)	$ 204,269	¥ 16,833,847	$ (4,758)	¥ (392,079)	$ 330,789	¥ 27,260,318	$ 98	¥ 8,042	$ 396,751	¥ 32,696,247
BALANCE (in Shares) at Mar. 31, 2012							206,478